UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 50.0%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.0%(1)

Republic of Albania, 5.75%, 11/12/20(2)	EUR	1,000	$1,115,684

Total Albania			$1,115,684

Argentina — 0.5%

Republic of Argentina, 3.75% to 3/31/29, 12/31/38(3)	USD	8,986	$2,876,262

Republic of Argentina, 6.25%, 11/9/47(2)	EUR	17,707	4,501,194

Republic of Argentina, 6.625%, 7/6/28	USD	3,040	767,600

Republic of Argentina, 6.875%, 1/11/48	USD	18,915	4,468,858

Republic of Argentina, 7.625%, 4/22/46	USD	6,956	1,739,070

Total Argentina			$14,352,984

Armenia — 0.2%

Republic of Armenia, 3.95%, 9/26/29(2)	USD	3,412	$3,184,809

Republic of Armenia, 7.15%, 3/26/25(2)	USD	2,450	2,620,870

Total Armenia			$5,805,679

Bahrain — 0.2%

Kingdom of Bahrain, 6.125%, 7/5/22(2)	USD	4,636	$4,670,580

Kingdom of Bahrain, 7.00%, 1/26/26(2)	USD	3,000	3,001,746

Total Bahrain			$7,672,326

Barbados — 0.9%

Government of Barbados, 6.50%, 10/1/29(4)	USD	30,636	$26,500,486

Total Barbados			$26,500,486

Belarus — 0.2%

Republic of Belarus, 6.875%, 2/28/23(2)	USD	6,700	$6,577,631

Total Belarus			$6,577,631

Benin — 0.4%

Benin Government International Bond, 5.75%, 3/26/26(2)	EUR	15,118	$13,824,544

Total Benin			$13,824,544

China — 0.0%(1)

China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,512,441

Total China			$1,512,441

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.1%

Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,688,406	$2,686,870

Total Costa Rica			$2,686,870

Ecuador — 0.1%

Republic of Ecuador, 9.50%, 3/27/30(2)	USD	4,288	$1,254,240

Republic of Ecuador, 9.625%, 6/2/27(2)	USD	1,300	375,388

Total Ecuador			$1,629,628

Egypt — 4.0%

Arab Republic of Egypt, 4.75%, 4/11/25(2)	EUR	9,369	$9,042,961

Arab Republic of Egypt, 5.625%, 4/16/30(2)	EUR	1,025	928,307

Arab Republic of Egypt, 6.375%, 4/11/31(2)	EUR	38,240	35,335,419

Arab Republic of Egypt, 8.15%, 11/20/59(2)	USD	46,664	40,988,724

Arab Republic of Egypt, 8.50%, 1/31/47(2)	USD	8,571	7,699,758

Arab Republic of Egypt, 8.70%, 3/1/49(2)	USD	32,907	29,675,763

Total Egypt			$123,670,932

Fiji — 1.7%

Republic of Fiji, 6.625%, 10/2/20(2)	USD	53,368	$53,718,030

Total Fiji			$53,718,030

Georgia — 0.6%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	25,057	$7,097,351

Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,385	1,351,649

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	5,820	1,693,620

Georgia Treasury Bond, 8.125%, 1/25/23	GEL	2,922	889,829

Georgia Treasury Bond, 9.375%, 4/9/22	GEL	22,758	7,129,120

Total Georgia			$18,161,569

Iceland — 3.3%

Republic of Iceland, 5.00%, 11/15/28	ISK	4,794,888	$39,704,802

Republic of Iceland, 6.50%, 1/24/31	ISK	5,641,242	54,034,663

Republic of Iceland, 8.00%, 6/12/25	ISK	1,217,748	10,768,121

Total Iceland			$104,507,586

India — 0.1%

Export-Import Bank of India, 3.25%, 1/15/30(2)	USD	2,000	$1,847,599

Total India			$1,847,599

Indonesia — 0.7%

Indonesia Government Bond, 7.50%, 4/15/40	IDR	57,424,000	$3,661,624

Indonesia Government International Bond, 3.85%, 10/15/30	USD	13,045	13,543,137

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia (continued)

Indonesia Government International Bond, 4.20%, 10/15/50	USD	4,600	$4,622,844

Total Indonesia			$21,827,605

Jordan — 0.3%

Jordan Government International Bond, 7.375%, 10/10/47(2)	USD	8,600	$8,008,673

Total Jordan			$8,008,673

Lebanon — 0.3%

Lebanese Republic, 6.25%, 11/4/24(2)(6)	USD	7,398	$1,239,165

Lebanese Republic, 6.40%, 5/26/23(6)	USD	7,397	1,238,997

Lebanese Republic, 6.65%, 4/22/24(2)(6)	USD	14,581	2,314,734

Lebanese Republic, 6.65%, 2/26/30(2)(6)	USD	453	75,878

Lebanese Republic, 6.75%, 11/29/27(2)(6)	USD	120	20,100

Lebanese Republic, 6.85%, 5/25/29(6)	USD	9,840	1,623,600

Lebanese Republic, 7.00%, 12/3/24(6)	USD	3,446	577,205

Lebanese Republic, 7.00%, 3/20/28(2)(6)	USD	2,952	494,460

Lebanese Republic, 7.15%, 11/20/31(2)(6)	USD	2,042	342,035

Lebanese Republic, 8.20%, 5/17/33(6)	USD	1,595	267,162

Lebanese Republic, 8.25%, 4/12/21(2)(6)	USD	1,000	167,500

Lebanese Republic, 8.25%, 5/17/34(6)	USD	1,326	222,105

Total Lebanon			$8,582,941

Macedonia — 0.0%(1)

Republic of Macedonia, 5.625%, 7/26/23(2)	EUR	1,000	$1,182,743

Total Macedonia			$1,182,743

Mexico — 0.1%

Mexico Government International Bond, 3.60%, 1/30/25	USD	3,000	$3,013,350

Total Mexico			$3,013,350

Montenegro — 0.1%

Montenegro Government International Bond, 3.375%, 4/21/25(2)	EUR	1,000	$1,079,716

Montenegro Government International Bond, 5.75%, 3/10/21(2)	EUR	1,104	1,227,692

Total Montenegro			$2,307,408

New Zealand — 4.8%

New Zealand Government Bond, 2.00%, 9/20/25(2)(5)	NZD	91,897	$62,890,587

New Zealand Government Bond, 2.50%, 9/20/35(2)(5)	NZD	41,475	33,348,763

Security		Principal Amount (000’s omitted)	Value

New Zealand (continued)

New Zealand Government Bond, 3.00%, 9/20/30(2)(5)	NZD	66,916	$52,989,868

Total New Zealand			$149,229,218

Oman — 0.1%

Oman Government International Bond, 3.625%, 6/15/21(2)	USD	3,600	$3,467,668

Total Oman			$3,467,668

Paraguay — 0.3%

Republic of Paraguay, 4.95%, 4/28/31(2)	USD	8,910	$9,238,556

Total Paraguay			$9,238,556

Philippines — 1.5%

Republic of the Philippines, 2.457%, 5/5/30	USD	4,300	$4,395,680

Republic of the Philippines, 2.95%, 5/5/45	USD	5,295	5,450,934

Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	36,987,159

Total Philippines			$46,833,773

Romania — 2.8%

Romanian Government International Bond, 3.375%, 1/28/50(2)	EUR	27,506	$25,700,016

Romanian Government International Bond, 4.375%, 8/22/23(2)	USD	14,972	15,598,503

Romanian Government International Bond, 4.625%, 4/3/49(2)	EUR	40,635	45,080,905

Total Romania			$86,379,424

Rwanda — 0.0%(1)

Republic of Rwanda, 6.625%, 5/2/23(2)	USD	579	$543,756

Total Rwanda			$543,756

Serbia — 9.1%

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	2,759,650	$27,793,066

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	17,062,630	175,997,405

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	7,189,920	80,920,676

Serbia Treasury Bond, 10.00%, 10/23/24	RSD	48,700	597,483

Total Serbia			$285,308,630

South Africa — 4.1%

Republic of South Africa, 4.30%, 10/12/28	USD	10,400	$8,783,112

Republic of South Africa, 10.50%, 12/21/26	ZAR	1,991,000	118,071,118

Total South Africa			$126,854,230

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Suriname — 0.2%

Republic of Suriname, 9.25%, 10/26/26(2)	USD	16,043	$6,136,678

Total Suriname			$6,136,678

Thailand — 2.3%

Thailand Government Bond, 1.25%, 3/12/28(2)(5)	THB	2,475,755	$68,374,472

Thailand Government Bond, 2.875%, 6/17/46	THB	112,400	4,016,058

Total Thailand			$72,390,530

Ukraine — 10.9%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(2)(4)(7)	USD	47,964	$35,686,031

Ukraine Government International Bond, 9.79%, 5/26/27	UAH	75,000	2,268,267

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	1,710,361	56,886,068

Ukraine Government International Bond, 11.67%, 11/22/23	UAH	750,674	26,072,251

Ukraine Government International Bond, 14.30%, 7/8/20	UAH	1,000	36,984

Ukraine Government International Bond, 14.91%, 10/12/22	UAH	63,115	2,373,054

Ukraine Government International Bond, 15.70%, 1/20/21	UAH	248,191	9,245,586

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	4,502,709	177,587,845

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	88,200	3,426,378

Ukraine Government International Bond, 17.25%, 1/5/22	UAH	39,000	1,492,699

Ukraine Government International Bond, 18.00%, 3/24/21	UAH	696,753	26,467,315

Total Ukraine			$341,542,478

Uzbekistan — 0.1%

Republic of Uzbekistan, 4.75%, 2/20/24(2)	USD	3,500	$3,528,438

Total Uzbekistan			$3,528,438

Total Foreign Government Bonds (identified cost $1,636,358,108)			$1,559,960,088

Foreign Corporate Bonds — 2.7%
Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.3%

Eurohold Bulgaria AD, 6.50%, 12/7/22(2)	EUR	9,200	$10,059,434

Total Bulgaria			$10,059,434

China — 0.1%

Baidu, Inc., 3.075%, 4/7/25	USD	2,000	$2,048,770

Tencent Holdings, Ltd., 3.595%, 1/19/28(2)	USD	1,850	1,999,029

Total China			$4,047,799

Georgia — 0.1%

Georgia Capital JSC, 6.125%, 3/9/24(2)	USD	400	$356,000

Silknet JSC, 11.00%, 4/2/24(2)	USD	2,470	2,262,125

Total Georgia			$2,618,125

Iceland — 0.8%

Arion Banki HF, 6.00%, 4/12/24(2)	ISK	1,000,000	$7,728,289

Heimavellir HF, 7.91%, 4/25/23(8)	ISK	1,036,833	7,718,817

Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	6,641,596

Landsbankinn HF, 5.00%, 11/23/23(2)	ISK	560,000	4,147,948

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(6)(9)	EUR	3,600	118,391

WOW Air HF, 0.00%(6)(10)	EUR	79	2,605

Total Iceland			$26,357,646

India — 0.2%

Adani Electricity Mumbai, Ltd., 3.949%, 2/12/30(2)	USD	2,300	$1,963,175

NTPC, Ltd., 4.25%, 2/26/26(2)	USD	2,000	1,991,782

Reliance Communications, Ltd., 6.50%, 11/6/20(2)(6)	USD	1,800	117,000

Reliance Industries, Ltd., 3.667%, 11/30/27(2)	USD	1,875	1,887,116

Total India			$5,959,073

Indonesia — 0.2%

Bayan Resources Tbk PT, 6.125%, 1/24/23(2)	USD	5,385	$4,291,123

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	18,080,000	1,170,216

Total Indonesia			$5,461,339

Ireland — 0.3%

Aragvi Finance International DAC, 12.00%, 4/9/24(2)	USD	11,426	$10,311,965

Total Ireland			$10,311,965

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Mexico — 0.0%(1)

Grupo Kaltex SA de CV, 8.875%, 4/11/22(2)	USD	781	$470,201

Total Mexico			$470,201

Mongolia — 0.2%

Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(2)	USD	4,990	$4,980,644

Total Mongolia			$4,980,644

Netherlands — 0.1%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(2)	USD	4,747	$4,090,689

Total Netherlands			$4,090,689

Singapore — 0.1%

ONGC Videsh Vankorneft Pte, Ltd., 3.75%, 7/27/26(2)	USD	2,100	$2,006,863

Total Singapore			$2,006,863

Spain — 0.1%

Atento Luxco 1 S.A., 6.125%, 8/10/22(2)	USD	2,353	$1,508,861

Total Spain			$1,508,861

Turkey — 0.1%

QNB Finansbank AS, 6.875%, 9/7/24(2)	USD	3,640	$3,649,100

Total Turkey			$3,649,100

United Kingdom — 0.1%

Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	4,445	$3,170,031

Total United Kingdom			$3,170,031

Total Foreign Corporate Bonds (identified cost $100,948,797)			$84,691,770

Senior Floating-Rate Loans — 0.0%(1)(11)
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Argentina — 0.0%(1)

Desarrolladora Energética S.A., Term Loan, 9.50%, Maturing July 27, 2020(8)(12)		$1,825	$1,140,625

Total Argentina			$1,140,625

Total Senior Floating-Rate Loans (identified cost $1,466,737)			$1,140,625

Sovereign Loans — 2.7%
Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.2%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.51%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(9)(13)		$5,200	$5,012,431

Total Ethiopia			$5,012,431

Kenya — 0.6%

Government of Kenya, Term Loan, 7.69%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(9)		$2,614	$2,434,520

Government of Kenya, Term Loan, 8.37%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(9)		17,415	15,671,218

Total Kenya			$18,105,738

Macedonia — 0.3%

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(9)(13)	EUR	7,700	$8,528,008

Total Macedonia			$8,528,008

Nigeria — 0.3%

Bank of Industry Limited, Term Loan, 7.31%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(9)(13)		$12,190	$11,107,565

Total Nigeria			$11,107,565

Tanzania — 1.3%

Government of the United Republic of Tanzania, Term Loan, 7.12%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(9)		$42,243	$40,520,193

Total Tanzania			$40,520,193

Total Sovereign Loans (identified cost $87,829,594)			$83,273,935

Debt Obligations — United States — 7.0%

Asset-Backed Securities — 0.8%
Security		Principal Amount	Value

Invitation Homes Trust

Series 2018-SFR3, Class E, 2.751%, (1 mo. USD LIBOR + 2.00%), 7/17/37(4)(9)		$13,000,000	$11,988,824

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Pnmac Gmsr Issuer Trust

Series 2018-GT1, Class A, 3.337%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(9)	$9,000,000	$7,555,243

Series 2018-GT2, Class A, 3.137%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(9)	8,064,000	6,701,370

Total Asset-Backed Securities (identified cost $30,064,000)		$26,245,437

Collateralized Mortgage Obligations — 2.6%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 4, Class D, 8.00%, 12/25/22	$22,154	$23,466

Series 1548, Class Z, 7.00%, 7/15/23	30,645	33,121

Series 1650, Class K, 6.50%, 1/15/24	180,722	196,235

Series 1817, Class Z, 6.50%, 2/15/26	35,347	39,231

Series 1927, Class ZA, 6.50%, 1/15/27	122,446	137,118

Series 2344, Class ZD, 6.50%, 8/15/31	352,008	415,764

Series 2458, Class ZB, 7.00%, 6/15/32	664,622	803,476

Interest Only:(14)

Series 362, Class C6, 3.50%, 12/15/47	14,676,099	1,350,930

Series 4791, Class JI, 4.00%, 5/15/48	22,840,649	1,922,187

		$4,921,528

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2016-DNA4, Class M3, 4.287%, (1 mo. USD LIBOR + 3.80%), 3/25/29(9)	$3,145,450	$3,098,389

Series 2017-DNA2, Class M2, 3.937%, (1 mo. USD LIBOR + 3.45%), 10/25/29(9)	1,859,799	1,799,416

Series 2019-DNA1, Class M2, 3.137%, (1 mo. USD LIBOR + 2.65%), 1/25/49(4)(9)	1,512,465	1,358,021

Series 2019-DNA2, Class M2, 2.937%, (1 mo. USD LIBOR + 2.45%), 3/25/49(4)(9)	4,260,265	3,758,591

Series 2019-DNA3, Class M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 7/25/49(4)(9)	316,474	273,830

Series 2019-DNA4, Class M2, 2.437%, (1 mo. USD LIBOR + 1.95%), 10/25/49(4)(9)	369,853	310,019

Series 2020-DNA1, Class M2, 2.187%, (1 mo. USD LIBOR + 1.70%), 1/25/50(4)(9)	15,790,178	12,177,652

Series 2020-DNA2, Class M1, 1.237%, (1 mo. USD LIBOR + 0.75%), 2/25/50(4)(9)	3,389,798	3,254,947

		$26,030,865

Federal National Mortgage Association:

Series G48, Class Z, 7.10%, 12/25/21	$70,274	$72,863

Series G92-60, Class Z, 7.00%, 10/25/22	118,343	124,433

Series G93-1, Class K, 6.675%, 1/25/23	114,817	120,547

Series G94-7, Class PJ, 7.50%, 5/17/24	172,535	188,593

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Series 1992-180, Class F, 1.637%, (1 mo. USD LIBOR + 1.15%), 10/25/22(9)	$97,130	$97,407

Series 1993-16, Class Z, 7.50%, 2/25/23	94,703	101,306

Series 1993-79, Class PL, 7.00%, 6/25/23	62,108	67,065

Series 1993-104, Class ZB, 6.50%, 7/25/23	26,119	28,071

Series 1993-121, Class Z, 7.00%, 7/25/23	372,480	396,155

Series 1993-141, Class Z, 7.00%, 8/25/23	84,046	90,998

Series 1994-42, Class ZQ, 7.00%, 4/25/24	589,790	640,713

Series 1994-79, Class Z, 7.00%, 4/25/24	110,827	120,116

Series 1994-89, Class ZQ, 8.00%, 7/25/24	106,687	118,320

Series 1996-35, Class Z, 7.00%, 7/25/26	34,388	38,814

Series 1998-16, Class H, 7.00%, 4/18/28	151,402	174,922

Series 1998-44, Class ZA, 6.50%, 7/20/28	250,568	283,672

Series 1999-25, Class Z, 6.00%, 6/25/29	258,554	296,609

Series 2000-2, Class ZE, 7.50%, 2/25/30	60,751	70,951

Series 2000-49, Class A, 8.00%, 3/18/27	184,303	208,679

Series 2001-31, Class ZA, 6.00%, 7/25/31	2,046,445	2,349,268

Series 2001-74, Class QE, 6.00%, 12/25/31	535,125	619,455

Series 2009-48, Class WA, 5.846%, 7/25/39(15)	2,675,933	2,982,116

Series 2011-38, Class SA, 12.038%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(9)(16)	3,901,841	5,342,936

Interest Only:(14)

Series 424, Class C8, 3.50%, 2/25/48	20,694,176	1,686,803

Series 2018-21, Class IO, 3.00%, 4/25/48	21,652,767	1,635,096

Series 2018-58, Class BI, 4.00%, 8/25/48	3,246,114	264,830

		$18,120,738

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2016-C03, Class 1M2, 5.787%, (1 mo. USD LIBOR + 5.30%), 10/25/28(9)	$1,576,341	$1,601,544

Series 2017-C03, Class 1M2C, 3.487%, (1 mo. USD LIBOR + 3.00%), 10/25/29(9)	2,116,893	1,741,774

Series 2017-C07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 5/25/30(9)	6,456,848	6,009,875

Series 2017-C07, Class 1M2C, 2.887%, (1 mo. USD LIBOR + 2.40%), 5/25/30(9)	3,942,383	3,207,625

Series 2018-C01, Class 1M2, 2.737%, (1 mo. USD LIBOR + 2.25%), 7/25/30(9)	5,000,000	4,436,026

Series 2018-C03, Class 1M2, 2.637%, (1 mo. USD LIBOR + 2.15%), 10/25/30(9)	5,500,000	4,896,493

Series 2018-C06, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 3/25/31(9)	876,334	796,544

Series 2018-R07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 4/25/31(4)(9)	420,514	393,039

Series 2019-R02, Class 1M2, 2.787%, (1 mo. USD LIBOR + 2.30%), 8/25/31(4)(9)	1,501,999	1,387,695

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2019-R05, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 7/25/39(4)(9)	$713,863	$657,980

Series 2019-R07, Class 1M2, 2.587%, (1 mo. USD LIBOR + 2.10%), 10/25/39(4)(9)	2,101,177	1,838,153

Series 2020-R01, Class 1M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 1/25/40(4)(9)	6,091,416	4,658,653

		$31,625,401

Government National Mortgage Association:

Series 2001-35, Class K, 6.45%, 10/26/23	$37,583	$40,162

		$40,162

Total Collateralized Mortgage Obligations (identified cost $91,869,638)		$80,738,694

Mortgage Pass-Throughs — 2.8%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.845%, (COF + 1.25%), with maturity at 2035(17)	$1,231,551	$1,241,514

3.472%, (COF + 2.39%), with maturity at 2023(17)	12,535	12,564

3.924%, (COF + 1.25%), with maturity at 2029(17)	10,370	10,720

4.364%, (1 yr. CMT + 2.33%), with maturity at 2036(17)	1,047,182	1,097,915

4.403%, (COF + 1.25%), with maturity at 2030(17)	250,041	260,262

4.50%, with maturity at 2035	204,307	221,029

6.00%, with various maturities to 2035	5,487,268	6,305,629

6.50%, with various maturities to 2032	6,218,390	7,145,895

6.60%, with maturity at 2030	600,312	685,094

7.00%, with various maturities to 2036	8,775,805	10,046,475

7.31%, with maturity at 2026	20,995	22,940

7.50%, with various maturities to 2035	3,899,464	4,376,394

7.95%, with maturity at 2022	45,515	45,660

8.00%, with various maturities to 2030	887,566	965,730

8.15%, with maturity at 2021	1,860	1,895

8.50%, with maturity at 2025	42,029	43,023

9.00%, with various maturities to 2027	98,738	105,432

9.50%, with maturity at 2027	38,735	43,229

10.00%, with maturity at 2020	25	25

10.50%, with maturity at 2021	541	546

		$32,631,971

Security	Principal Amount	Value

Federal National Mortgage Association:

2.239%, (COF + 1.25%), with maturity at 2027(17)	$72,142	$71,915

2.286%, (COF + 1.25%), with various maturities to 2033(17)	1,638,730	1,633,175

2.384%, (COF + 1.40%), with maturity at 2025(17)	281,202	280,637

2.584%, (COF + 1.60%), with maturity at 2024(17)	115,022	115,096

3.396%, (COF + 1.25%), with maturity at 2034(17)	575,586	585,934

3.445%, (COF + 1.25%), with maturity at 2035(17)	1,474,875	1,497,223

3.79%, (1 yr. CMT + 2.15%), with maturity at 2028(17)	97,621	101,793

4.005%, (COF + 1.77%), with maturity at 2035(17)	2,004,754	2,063,303

6.00%, with various maturities to 2035	18,435,665	21,412,885

6.328%, (COF + 2.00%, Floor 6.328%), with maturity at 2032(17)	577,378	626,542

6.50%, with various maturities to 2038	7,562,138	8,584,190

7.00%, with various maturities to 2035	11,962,844	13,823,851

7.50%, with various maturities to 2027	61,536	65,795

7.643%, (1 yr. CMT + 2.15%), with maturity at 2025(17)	16,931	17,752

8.00%, with various maturities to 2026	12,199	12,752

8.50%, with various maturities to 2037	1,529,237	1,771,960

9.00%, with various maturities to 2032	198,526	219,493

9.251%, with maturity at 2028	616	632

9.50%, with various maturities to 2031	74,183	80,844

9.543%, with maturity at 2027	2,682	2,876

10.50%, with maturity at 2029	25,309	29,844

11.50%, with maturity at 2031	110,661	132,983

		$53,131,475

Government National Mortgage Association:

3.125%, (1 yr. CMT + 1.50%), with maturity at 2024(17)	$125,421	$128,468

6.50%, with various maturities to 2032	346,586	388,088

7.00%, with various maturities to 2031	590,350	664,930

7.50%, with various maturities to 2028	86,201	95,439

8.00%, with various maturities to 2023	49,319	52,586

9.00%, with maturity at 2025	15,657	16,686

9.50%, with various maturities to 2021	2,081	2,116

		$1,348,313

Total Mortgage Pass-Throughs (identified cost $82,482,873)		$87,111,759

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.1%
Security	Principal Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,591,523

Total U.S. Treasury Obligations (identified cost $1,524,690)		$1,591,523

U.S. Government Guaranteed Small Business Administration Loans(18)(19) — 0.7%
Security	Principal Amount (000’s omitted)	Value

1.11%, 9/15/42	$1,679	$59,912

1.41%, 9/15/42	1,111	51,316

1.61%, 9/15/42	1,899	106,162

1.66%, 8/15/42 to 4/15/43	7,264	404,855

1.91%, 8/15/42 to 4/15/43	13,323	854,882

1.93%, 3/15/41 to 5/15/42	2,134	130,708

1.96%, 9/15/42	2,939	176,420

2.03%, 8/15/32	801	44,985

2.11%, 8/15/42 to 9/15/42	5,978	409,142

2.16%, 2/15/42 to 4/15/43	16,291	1,226,599

2.21%, 9/15/42	2,642	184,397

2.28%, 3/15/43	2,752	248,587

2.36%, 9/15/42	1,972	152,438

2.38%, 2/15/41	660	43,612

2.39%, 7/15/39	1,015	64,139

2.41%, 12/15/41 to 4/15/43	23,621	2,028,898

2.46%, 3/15/28 to 4/15/43	10,125	793,067

2.53%, 6/15/36	868	49,893

2.56%, 5/15/37	1,387	83,952

2.58%, 9/15/42	2,493	208,612

2.61%, 9/15/42	2,889	255,762

2.63%, 11/15/36	623	36,058

2.66%, 4/15/43	8,177	800,226

2.69%, 10/4/23 to 8/25/42(20)	30,950	2,245,913

2.91%, 10/15/42 to 4/15/43	16,462	1,762,868

2.93%, 4/15/42	925	98,642

2.96%, 7/15/27 to 2/15/43	8,183	645,484

2.98%, 7/15/43	1,214	131,243

2.99%, 2/15/29	900	65,954

3.03%, 4/15/41 to 7/15/41	1,886	171,570

3.16%, 9/15/42 to 4/15/43	6,420	779,893

3.21%, 6/15/27 to 3/15/43	8,571	896,601

3.29%, 12/15/42	3,560	434,021

3.34%, 12/28/26 to 8/17/42(20)	34,799	2,564,283

3.41%, 3/15/43 to 4/15/43	8,270	1,012,311

3.46%, 3/15/27 to 9/15/42	5,349	574,018

Security	Principal Amount (000’s omitted)	Value

3.66%, 9/15/42 to 6/15/43	$9,575	$1,357,653

3.69%, 3/15/43	1,354	218,423

3.71%, 2/15/28 to 10/15/42	13,390	1,362,126

3.78%, 5/15/27 to 9/15/42	4,090	483,441

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $27,807,608)		$23,219,066

Total Debt Obligations — United States (identified cost $233,748,809)		$218,906,479

Common Stocks — 2.1%
Security	Shares	Value

Cyprus — 0.1%

Bank of Cyprus Holdings PLC(21)	4,401,002	$3,174,453

Total Cyprus		$3,174,453

Greece — 0.3%

Alpha Bank AE(21)	1,247,900	$911,248

Eurobank Ergasias Services and Holdings S.A.(21)	2,679,600	1,082,371

Hellenic Telecommunications Organization S.A.	171,200	2,261,807

JUMBO S.A.	123,900	1,939,023

National Bank of Greece S.A.(21)	776,900	1,053,534

OPAP S.A.	215,671	1,931,832

Piraeus Bank S.A.(21)	716,900	956,861

Total Greece		$10,136,676

Iceland — 0.8%

Arion Banki HF(4)(21)	13,876,503	$5,378,100

Eik Fasteignafelag HF	51,609,452	2,381,710

Eimskipafelag Islands HF(21)	3,639,045	3,219,423

Hagar HF	13,723,319	4,367,770

Reginn HF(21)	19,224,700	2,217,273

Reitir Fasteignafelag HF	8,110,081	2,810,237

Siminn HF	86,467,161	3,485,278

Total Iceland		$23,859,791

Serbia — 0.1%

Komercijalna Banka AD Beograd(21)	84,003	$1,924,075

Total Serbia		$1,924,075

Singapore — 0.2%

Yoma Strategic Holdings, Ltd.(21)	43,974,000	$6,137,556

Total Singapore		$6,137,556

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Shares	Value

Sri Lanka — 0.1%

Softlogic Life Insurance PLC		23,762,288	$3,581,943

Total Sri Lanka			$3,581,943

Vietnam — 0.5%

Bank for Foreign Trade of Vietnam JSC		539,910	$1,566,943

Bank for Investment and Development of Vietnam JSC		468,816	715,844

Binh Minh Plastics JSC		39,120	78,884

Coteccons Construction JSC		133,000	357,094

FPT Corp.		412,440	956,874

Hoa Phat Group JSC(21)		794,407	727,586

KIDO Group Corp.		24,450	18,056

Masan Group Corp.(21)		429,280	1,076,152

Military Commercial Joint Stock Bank(21)		1,863,880	1,357,715

PetroVietnam Nhon Trach 2 Power JSC		485,400	427,512

Phu Nhuan Jewelry JSC		532,630	1,384,101

Refrigeration Electrical Engineering Corp.		807,810	1,035,411

SSI Securities Corp.		775,425	431,282

Viet Capital Securities JSC		448,200	338,098

Vietnam Dairy Products JSC		395,068	1,670,853

Vietnam Prosperity JSC Bank(21)		1,581,255	1,392,916

Vietnam Technological & Commercial Joint Stock Bank(21)		781,800	614,121

Vingroup JSC(21)		632,834	2,483,486

Total Vietnam			$16,632,928

Total Common Stocks (identified cost $111,811,752)			$65,447,422

Short-Term Investments — 29.4%
Foreign Government Securities — 0.6%
Security		Principal Amount (000’s omitted)	Value

Georgia — 0.6%

Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	1,565	$488,637

Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	2,302	717,820

Bank of Georgia Promissory Note, 7.50%, 5/26/20	GEL	2,879	894,475

Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	7,363	2,284,904

Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	1,309	405,321

Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	1,021	316,012

Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	2,028	627,241

Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,185	366,534

Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	1,944	601,212

Security		Principal Amount (000’s omitted)	Value

Georgia (continued)

Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	2,140	$661,699

Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	2,843	878,066

Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	2,384	736,265

Georgia Treasury Bill, 0.00%, 5/7/20	GEL	1,815	564,514

Georgia Treasury Bill, 0.00%, 5/14/20	GEL	4,290	1,332,753

Georgia Treasury Bill, 0.00%, 6/4/20	GEL	2,686	830,712

Georgia Treasury Bill, 0.00%, 6/11/20	GEL	3,269	1,009,304

Georgia Treasury Bill, 0.00%, 7/2/20	GEL	160	49,176

Georgia Treasury Bill, 0.00%, 1/14/21	GEL	3,982	1,167,948

Georgia Treasury Bill, 0.00%, 2/11/21	GEL	11,447	3,334,149

Total Georgia			$17,266,742

Total Foreign Government Securities (identified cost $19,717,358)			$17,266,742

U.S. Treasury Obligations — 6.6%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/21/20(22)		$54,900	$54,897,330

U.S. Treasury Bill, 0.00%, 7/30/20		150,000	149,964,843

Total U.S. Treasury Obligations (identified cost $204,860,669)			$204,862,173

Repurchase Agreements — 0.0%(1)
Description		Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, N.A.:

Dated 4/22/20 with an interest rate of 0.65% payable by the Portfolio, collateralized by $1,000,000 Republic of Angola 9.125%, due 11/26/49 and a market value, including accrued interest, of $449,288(23)		$470	$469,890

Total Repurchase Agreements (identified cost $469,890)			$469,890

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 22.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(24)	694,904,361	$694,904,361

Total Other (identified cost $694,864,525)		$694,904,361

Total Short-Term Investments (identified cost $919,912,442)		$917,503,166

Total Purchased Options — 0.0%(1) (identified cost $623,662)		$37

Total Investments — 93.9% (identified cost $3,092,699,901)		$2,930,923,522

Securities Sold Short — (0.3)%
Common Stocks — (0.3)%
Security	Shares	Value

Ashmore Group PLC	(1,867,300)	$(8,902,974)

Total Common Stocks		$(8,902,974)

Total Securities Sold Short (proceeds $12,025,557)		$(8,902,974)

Other Assets, Less Liabilities — 6.4%		$201,298,537

Net Assets — 100.0%		$3,123,319,085

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $667,261,775 or 21.4% of the Portfolio’s net assets.

(3)	Step coupon security. Interest rate represents the rate in effect at April 30, 2020.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $123,878,634 or 4.0% of the Portfolio’s net assets.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(12)	Fixed-rate loan.

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(15)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2020.

(16)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2020.

(17)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2020.

(18)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(19)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.

(20)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2020 of all interest only securities comprising the certificate.

(21)	Non-income producing security.

(22)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(23)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(24)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call BRL/Put USD	Standard Chartered Bank	USD	36,740,000	BRL	3.57	7/20/20	$37

Total							$37

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	43,350,000	USD	8,344,144	5/5/20	$(372,317)

BRL	43,350,000	USD	7,987,839	5/5/20	(16,011)

USD	8,406,213	BRL	43,350,000	5/5/20	434,386

USD	7,987,839	BRL	43,350,000	5/5/20	16,011

CLP	13,423,553,874	USD	17,123,409	5/7/20	(1,043,968)

USD	17,247,275	CLP	13,423,553,874	5/7/20	1,167,834

EUR	18,891,147	USD	20,568,775	5/8/20	134,133

EUR	8,851,532	USD	9,616,574	5/8/20	83,867

EUR	11,052,000	USD	12,033,473	5/8/20	78,472

PHP	256,728,338	USD	5,035,370	5/8/20	56,043

USD	21,252,508	EUR	19,083,051	5/8/20	339,291

USD	7,115,358	EUR	6,376,340	5/8/20	127,493

USD	5,177,776	EUR	4,640,000	5/8/20	92,775

USD	1,828,960	EUR	1,639,000	5/8/20	32,771

USD	6,286,760	EUR	5,774,000	5/8/20	(40,997)

USD	12,076,959	EUR	11,091,939	5/8/20	(78,756)

USD	31,463,002	EUR	28,896,820	5/8/20	(205,176)

USD	35,671,091	EUR	32,761,689	5/8/20	(232,617)

USD	38,718,206	EUR	35,560,276	5/8/20	(252,488)

USD	41,096,288	PHP	2,095,294,228	5/8/20	(457,396)

USD	34,835,115	KRW	41,310,962,579	5/12/20	909,839

AUD	24,417,818	USD	15,579,545	5/15/20	332,816

USD	18,448,642	AUD	29,255,000	5/15/20	(615,965)

CAD	69,790,100	USD	52,749,006	5/20/20	(2,609,919)

USD	52,241,618	CAD	69,790,100	5/20/20	2,102,531

USD	6,383,833	NZD	10,720,267	5/20/20	(191,723)

USD	11,947,471	NZD	20,063,194	5/20/20	(358,813)

USD	7,510,288	JPY	830,713,000	5/21/20	(231,981)

INR	785,552,200	USD	10,892,671	5/22/20	(479,041)

INR	1,037,630,000	USD	14,386,052	5/22/20	(630,766)

USD	8,364,947	EUR	7,703,664	5/22/20	(79,781)

USD	40,032,697	EUR	36,771,945	5/22/20	(276,569)

USD	47,229,686	EUR	43,382,723	5/22/20	(326,290)

USD	7,772,944	INR	598,944,200	5/22/20	(166,927)

USD	7,681,276	INR	592,645,000	5/22/20	(175,091)

USD	8,183,058	INR	631,593,000	5/22/20	(189,620)

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

JPY	8,574,262,485	USD	77,435,835	5/26/20	$2,481,756

USD	9,803,642	JPY	1,049,872,000	5/26/20	18,166

USD	11,600,204	JPY	1,260,091,883	5/26/20	(144,655)

USD	25,473,428	JPY	2,820,604,435	5/26/20	(816,403)

USD	48,788,660	ZAR	717,447,000	5/26/20	10,171,706

USD	5,650,196	ZAR	103,617,246	5/26/20	72,944

ZAR	1,244,734,300	USD	67,874,729	5/26/20	(876,266)

USD	4,949,504	PHP	254,454,000	6/2/20	(85,330)

USD	1,261,995	NZD	2,129,000	6/8/20	(43,732)

USD	3,891,496	NZD	6,565,000	6/8/20	(134,851)

AUD	14,764,582	USD	8,996,665	6/9/20	625,801

AUD	31,921,000	USD	21,161,299	6/9/20	(357,544)

TWD	594,430,000	USD	19,994,282	6/9/20	114,823

TWD	464,170,000	USD	15,612,849	6/9/20	89,661

USD	35,589,175	TWD	1,058,600,000	6/9/20	(222,440)

JPY	625,358,000	USD	5,813,606	6/10/20	16,334

JPY	3,012,675,633	USD	28,584,074	6/10/20	(498,210)

AUD	56,089,807	USD	34,308,536	6/12/20	2,246,876

AUD	24,047,320	USD	15,656,729	6/12/20	15,632

AUD	92,906,533	USD	60,828,880	6/12/20	(278,901)

USD	71,726,696	AUD	109,551,230	6/12/20	328,868

USD	7,854,238	AUD	12,924,000	6/12/20	(568,721)

USD	25,787,644	AUD	42,159,303	6/12/20	(1,688,840)

USD	31,979,795	NZD	50,858,000	6/12/20	789,098

USD	4,070,259	NZD	6,473,000	6/12/20	100,433

GBP	3,930,000	USD	4,611,934	6/18/20	338,817

GBP	7,387,574	USD	9,053,250	6/18/20	253,120

USD	54,211,050	ZAR	817,827,898	6/18/20	10,288,287

CAD	11,700,000	USD	8,079,274	6/22/20	327,116

CAD	5,280,000	USD	3,644,053	6/22/20	149,600

CAD	5,587,000	USD	3,989,489	6/22/20	24,742

NZD	13,944,849	USD	8,353,662	6/29/20	197,684

USD	38,394,912	NZD	64,093,000	6/29/20	(908,591)

GBP	6,719,000	USD	8,093,170	6/30/20	371,454

EUR	28,896,819	USD	31,228,504	7/6/20	478,230

EUR	8,035,900	USD	8,834,427	7/6/20	(17,120)

EUR	10,368,739	USD	11,436,200	7/6/20	(59,210)

EUR	35,397,612	USD	39,417,011	7/6/20	(577,350)

USD	210,221,015	EUR	188,784,532	7/6/20	3,079,155

USD	10,244,660	EUR	9,200,000	7/6/20	150,056

USD	13,401,424	EUR	12,400,803	7/6/20	(205,228)

USD	14,880,536	EUR	13,769,477	7/6/20	(227,879)

USD	42,242,013	EUR	39,088,002	7/6/20	(646,890)

USD	46,177,304	EUR	42,729,464	7/6/20	(707,155)

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	2,473,324	NZD	4,158,000	7/9/20	$(76,305)

USD	6,468,236	NZD	10,874,000	7/9/20	(199,554)

USD	81,884,413	EUR	72,337,013	7/10/20	2,506,440

USD	41,399,577	EUR	36,572,549	7/10/20	1,267,220

USD	4,075,146	EUR	3,600,000	7/10/20	124,738

CHF	22,895,000	USD	23,738,426	7/15/20	29,202

CHF	22,930,000	USD	23,812,986	7/15/20	(9,023)

NOK	324,146,700	USD	31,568,477	7/16/20	83,826

EUR	7,926,000	USD	8,647,345	7/17/20	51,467

EUR	1,818,678	USD	2,051,160	7/17/20	(55,154)

EUR	5,774,000	USD	6,512,090	7/17/20	(175,105)

NZD	14,215,000	USD	8,627,084	7/17/20	88,852

USD	76,820,574	EUR	68,113,611	7/17/20	2,065,650

USD	8,939,181	EUR	7,926,000	7/17/20	240,368

USD	17,810,856	EUR	16,075,505	7/17/20	167,933

USD	2,051,159	EUR	1,818,678	7/17/20	55,154

USD	32,602,375	EUR	29,895,900	7/17/20	(208,478)

USD	8,981,513	NZD	14,799,000	7/17/20	(92,502)

USD	18,073,482	NZD	29,780,000	7/17/20	(186,142)

IDR	148,621,203,894	USD	9,162,836	7/21/20	478,188

USD	5,955,559	IDR	82,526,178,894	7/21/20	602,104

USD	4,767,041	IDR	66,095,025,000	7/21/20	479,472

USD	30,847,775	KRW	37,995,203,878	7/29/20	(474,801)

USD	8,234,827	SGD	11,272,943	8/6/20	237,361

USD	17,541,191	ZAR	296,497,000	8/19/20	1,706,715

USD	11,710,678	ZAR	203,952,000	8/19/20	818,584

USD	223,673	ZAR	4,247,300	9/17/20	(2,564)

USD	14,742,876	ZAR	279,951,000	9/17/20	(168,985)

USD	67,641,986	ZAR	1,284,446,912	9/17/20	(775,324)

ZAR	257,360,000	USD	13,553,181	9/17/20	155,350

					$29,275,780

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	41,443,836	HUF	15,049,500,000	BNP Paribas	5/4/20	$—	$(1,370,247)

EUR	951,903	HUF	340,010,000	JPMorgan Chase Bank, N.A.	5/4/20	—	(13,894)

HUF	15,389,510,000	EUR	43,314,129	BNP Paribas	5/4/20	377,723	—

EUR	23,215,016	HUF	8,187,472,000	BNP Paribas	5/5/20	—	(13,357)

EUR	20,397,174	HUF	7,202,038,000	BNP Paribas	5/5/20	—	(37,735)

EUR	57,841,181	PLN	262,512,200	BNP Paribas	5/5/20	110,986	—

EUR	357,015	RON	1,729,000	Goldman Sachs International	5/5/20	—	(318)

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	8,668,456	RON	41,977,000	JPMorgan Chase Bank, N.A.	5/5/20	$—	$(6,875)

EUR	6,878,443	USD	7,533,050	Bank of America, N.A.	5/5/20	4,688	—

EUR	1,374,333	USD	1,505,126	Bank of America, N.A.	5/5/20	937	—

EUR	347,238	USD	380,284	Bank of America, N.A.	5/5/20	237	—

EUR	7,703,664	USD	8,362,328	Goldman Sachs International	5/5/20	79,730	—

EUR	5,022,492	USD	5,455,923	UBS AG	5/5/20	47,973	—

EUR	4,445,000	USD	4,828,595	UBS AG	5/5/20	42,457	—

EUR	2,314,559	USD	2,514,301	UBS AG	5/5/20	22,108	—

EUR	1,884,473	USD	2,047,099	UBS AG	5/5/20	18,000	—

EUR	1,850,344	USD	2,010,025	UBS AG	5/5/20	17,674	—

EUR	1,189,129	USD	1,291,749	UBS AG	5/5/20	11,358	—

EUR	1,184,298	USD	1,286,501	UBS AG	5/5/20	11,312	—

EUR	1,114,643	USD	1,210,835	UBS AG	5/5/20	10,647	—

HUF	44,391,000	EUR	125,843	Citibank, N.A.	5/5/20	100	—

HUF	12,292,800,000	EUR	34,825,499	Standard Chartered Bank	5/5/20	52,815	—

HUF	3,052,319,000	EUR	8,641,132	UBS AG	5/5/20	19,784	—

PLN	16,226,000	EUR	3,579,696	Standard Chartered Bank	5/5/20	—	(11,798)

PLN	117,620,000	EUR	25,883,873	Standard Chartered Bank	5/5/20	—	(14,464)

PLN	128,666,200	EUR	28,362,696	UBS AG	5/5/20	—	(68,377)

RON	971,800	EUR	200,698	Citibank, N.A.	5/5/20	141	—

RON	42,734,200	EUR	8,825,739	Standard Chartered Bank	5/5/20	5,994	—

USD	1,220,722	EUR	1,114,643	Bank of America, N.A.	5/5/20	—	(760)

USD	1,297,005	EUR	1,184,298	Bank of America, N.A.	5/5/20	—	(807)

USD	1,302,296	EUR	1,189,129	Bank of America, N.A.	5/5/20	—	(811)

USD	2,026,438	EUR	1,850,344	Bank of America, N.A.	5/5/20	—	(1,261)

USD	2,063,815	EUR	1,884,473	Bank of America, N.A.	5/5/20	—	(1,284)

USD	2,534,831	EUR	2,314,559	Bank of America, N.A.	5/5/20	—	(1,578)

USD	4,868,022	EUR	4,445,000	Bank of America, N.A.	5/5/20	—	(3,030)

USD	8,436,807	EUR	7,703,664	Bank of America, N.A.	5/5/20	—	(5,251)

USD	377,204	EUR	347,238	UBS AG	5/5/20	—	(3,317)

USD	1,492,935	EUR	1,374,333	UBS AG	5/5/20	—	(13,127)

USD	2,218,056	EUR	2,040,395	UBS AG	5/5/20	—	(17,910)

USD	3,239,023	EUR	2,982,097	UBS AG	5/5/20	—	(28,907)

USD	7,472,039	EUR	6,878,443	UBS AG	5/5/20	—	(65,700)

USD	3,309,603	ZAR	60,110,000	Bank of America, N.A.	5/5/20	66,637	—

USD	5,125,456	ZAR	92,842,000	Credit Agricole Corporate and Investment Bank	5/5/20	116,581	—

USD	5,679,992	ZAR	103,617,246	Credit Agricole Corporate and Investment Bank	5/5/20	89,786	—

USD	68,024,043	ZAR	1,244,734,300	Standard Chartered Bank	5/5/20	869,971	—

USD	5,059,200	ZAR	91,690,000	Standard Chartered Bank	5/5/20	112,476	—

ZAR	4,036,300	USD	223,420	Bank of America, N.A.	5/5/20	—	(5,659)

ZAR	103,617,246	USD	5,662,716	Standard Chartered Bank	5/5/20	—	(72,511)

ZAR	1,485,340,000	USD	82,109,275	Standard Chartered Bank	5/5/20	—	(1,974,399)

EGP	147,335,000	USD	7,734,121	Goldman Sachs International	5/7/20	1,612,989	—

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	9,348,668	EGP	147,335,000	HSBC Bank USA, N.A.	5/7/20	$1,557	$—

USD	4,810,628	UAH	119,496,000	Bank of America, N.A.	5/12/20	394,482	—

USD	4,803,922	UAH	120,050,000	Morgan Stanley & Co. International PLC	5/12/20	367,302	—

EGP	136,520,000	USD	7,185,263	Societe Generale	5/13/20	1,454,968	—

USD	2,585,722	UAH	71,172,000	Citibank, N.A.	5/13/20	—	(43,377)

EUR	15,666,018	HUF	5,396,160,000	JPMorgan Chase Bank, N.A.	5/18/20	399,686	—

USD	26,894,886	THB	849,609,458	Standard Chartered Bank	5/18/20	635,390	—

AED	14,203,000	USD	3,863,185	Standard Chartered Bank	5/21/20	3,165	—

OMR	1,935,000	USD	5,009,709	Standard Chartered Bank	5/21/20	6,223	—

USD	3,854,797	AED	14,203,000	Standard Chartered Bank	5/21/20	—	(11,553)

USD	4,904,943	OMR	1,935,000	Standard Chartered Bank	5/21/20	—	(110,988)

USD	605,446	GHS	3,669,000	ICBC Standard Bank plc	5/22/20	—	(22,497)

USD	1,222,772	GHS	7,410,000	ICBC Standard Bank plc	5/22/20	—	(45,436)

USD	502,391	GHS	3,047,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(19,098)

USD	1,243,931	GHS	7,532,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(45,158)

EUR	15,031,480	HUF	5,364,200,000	Credit Agricole Corporate and Investment Bank	5/26/20	—	(191,969)

EUR	14,538,757	NOK	166,286,000	BNP Paribas	5/26/20	—	(294,017)

USD	1,518,294	GHS	9,254,000	ICBC Standard Bank plc	5/26/20	—	(62,832)

USD	5,944,747	ZAR	91,690,000	Standard Chartered Bank	5/27/20	1,009,996	—

ZAR	91,690,000	USD	5,047,363	Standard Chartered Bank	5/27/20	—	(112,612)

NZD	6,708,000	USD	3,904,995	Morgan Stanley & Co. International PLC	5/29/20	209,306	—

TRY	14,300,000	USD	2,195,182	Standard Chartered Bank	5/29/20	—	(159,921)

TRY	32,590,000	USD	5,016,547	Standard Chartered Bank	5/29/20	—	(378,145)

TRY	73,980,000	USD	11,336,350	Standard Chartered Bank	5/29/20	—	(807,077)

USD	494,042	GHS	3,039,000	JPMorgan Chase Bank, N.A.	5/29/20	—	(24,539)

USD	249,552	GHS	1,531,000	Standard Chartered Bank	5/29/20	—	(11,701)

USD	14,352,956	TRY	91,142,000	Standard Chartered Bank	5/29/20	1,381,085	—

USD	14,353,139	TRY	91,293,000	Standard Chartered Bank	5/29/20	1,359,778	—

USD	14,352,965	TRY	91,343,000	Standard Chartered Bank	5/29/20	1,352,487	—

USD	14,353,057	TRY	91,401,000	Standard Chartered Bank	5/29/20	1,344,324	—

USD	14,352,900	TRY	91,400,000	Standard Chartered Bank	5/29/20	1,344,310	—

USD	268,171	TRY	1,707,085	Standard Chartered Bank	5/29/20	25,209	—

USD	1,575,138	TRY	11,100,000	Standard Chartered Bank	5/29/20	—	(4,680)

EUR	6,878,443	USD	7,476,283	UBS AG	6/2/20	65,480	—

EUR	1,374,333	USD	1,493,783	UBS AG	6/2/20	13,083	—

EUR	347,238	USD	377,418	UBS AG	6/2/20	3,306	—

USD	1,211,523	EUR	1,114,643	UBS AG	6/2/20	—	(10,611)

USD	1,287,231	EUR	1,184,298	UBS AG	6/2/20	—	(11,274)

USD	1,292,483	EUR	1,189,129	UBS AG	6/2/20	—	(11,320)

USD	2,011,167	EUR	1,850,344	UBS AG	6/2/20	—	(17,614)

USD	2,048,262	EUR	1,884,473	UBS AG	6/2/20	—	(17,939)

USD	2,515,729	EUR	2,314,559	UBS AG	6/2/20	—	(22,034)

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	4,831,337	EUR	4,445,000	UBS AG	6/2/20	$—	$(42,314)

USD	5,459,022	EUR	5,022,492	UBS AG	6/2/20	—	(47,812)

USD	1,402,011	UAH	39,747,000	Goldman Sachs International	6/2/20	—	(53,361)

USD	624,544	GHS	3,855,000	JPMorgan Chase Bank, N.A.	6/3/20	—	(31,894)

USD	2,036,846	GHS	12,659,000	Standard Chartered Bank	6/4/20	—	(117,850)

USD	765,133	GHS	4,740,000	JPMorgan Chase Bank, N.A.	6/8/20	—	(40,299)

USD	1,288,382	GHS	7,901,000	Standard Chartered Bank	6/8/20	—	(54,176)

USD	9,689,959	THB	304,119,367	Standard Chartered Bank	6/8/20	290,504	—

USD	2,536,643	UAH	71,026,000	Goldman Sachs International	6/9/20	—	(55,524)

UGX	3,554,626,000	USD	880,076	Standard Chartered Bank	6/15/20	45,640	—

USD	1,259,464	GHS	7,752,000	Standard Chartered Bank	6/15/20	—	(53,877)

USD	931,506	UGX	3,554,626,000	Standard Chartered Bank	6/15/20	5,790	—

EUR	30,971,722	PLN	137,564,000	BNP Paribas	6/17/20	821,574	—

EUR	30,071,108	PLN	134,057,000	Goldman Sachs International	6/17/20	678,849	—

PLN	262,512,200	EUR	57,772,760	BNP Paribas	6/17/20	—	(108,737)

USD	741,998	GHS	4,567,000	JPMorgan Chase Bank, N.A.	6/17/20	—	(31,087)

EUR	13,648,144	HUF	4,688,820,000	Citibank, N.A.	6/18/20	401,930	—

EUR	810,736	HUF	279,420,000	Citibank, N.A.	6/18/20	21,105	—

EUR	352,225	RON	1,729,000	Goldman Sachs International	6/18/20	—	(2,893)

EUR	8,543,197	RON	41,977,000	JPMorgan Chase Bank, N.A.	6/18/20	—	(79,229)

RON	1,729,000	EUR	354,808	Goldman Sachs International	6/18/20	60	—

RON	41,977,000	EUR	8,612,433	JPMorgan Chase Bank, N.A.	6/18/20	3,290	—

USD	739,595	GHS	4,567,000	Standard Chartered Bank	6/19/20	—	(32,838)

USD	1,035,855	GHS	6,298,000	JPMorgan Chase Bank, N.A.	6/22/20	—	(28,001)

GBP	13,858,000	USD	16,208,594	Citibank, N.A.	6/23/20	1,249,196	—

USD	7,423,841	THB	241,351,000	Standard Chartered Bank	6/24/20	—	(35,815)

EUR	14,955,037	PLN	69,182,000	Goldman Sachs International	6/25/20	—	(264,963)

EUR	1,668,377	PLN	7,702,773	Citibank, N.A.	6/26/20	—	(25,872)

EUR	13,289,287	PLN	61,480,227	Citibank, N.A.	6/26/20	—	(236,096)

UGX	3,964,490,000	USD	989,391	Citibank, N.A.	6/26/20	40,715	—

USD	936,339	GHS	5,795,000	JPMorgan Chase Bank, N.A.	6/26/20	—	(40,903)

USD	1,036,468	UGX	3,964,490,000	Citibank, N.A.	6/26/20	6,362	—

USD	5,384,570	THB	178,584,633	Standard Chartered Bank	7/1/20	—	(135,171)

UGX	19,325,459,000	USD	4,845,295	Standard Chartered Bank	7/2/20	169,875	—

USD	1,302,249	GHS	7,985,000	Citibank, N.A.	7/2/20	—	(40,913)

USD	1,761,778	UGX	6,950,215,194	Standard Chartered Bank	7/2/20	—	(41,879)

EUR	11,380,389	PLN	52,401,000	Goldman Sachs International	7/3/20	—	(140,513)

EUR	1,807,005	PLN	8,220,000	JPMorgan Chase Bank, N.A.	7/3/20	1,871	—

EUR	11,826,478	PLN	54,429,000	JPMorgan Chase Bank, N.A.	7/3/20	—	(139,752)

EUR	14,599,499	RSD	1,721,134,880	JPMorgan Chase Bank, N.A.	7/6/20	—	(23,203)

USD	3,048,575	CNH	21,690,000	Citibank, N.A.	7/8/20	—	(11,344)

USD	4,270,488	CNH	30,370,000	Citibank, N.A.	7/8/20	—	(13,963)

USD	8,597,571	CNH	61,170,000	Citibank, N.A.	7/8/20	—	(31,992)

USD	11,982,223	CNH	85,212,776	Citibank, N.A.	7/8/20	—	(39,178)

USD	3,799,175	CNH	27,020,000	Standard Chartered Bank	7/8/20	—	(12,674)

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	10,714,180	CNH	76,200,000	Standard Chartered Bank	7/8/20	$—	$(35,742)

UGX	16,955,721,000	USD	4,258,092	Standard Chartered Bank	7/10/20	132,008	—

USD	29,827,313	THB	980,879,038	Standard Chartered Bank	7/10/20	—	(490,379)

USD	4,414,403	UGX	16,955,721,000	Standard Chartered Bank	7/10/20	24,303	—

USD	1,284,910	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/13/20	—	(32,937)

USD	20,132,906	ZAR	309,175,000	Standard Chartered Bank	7/20/20	3,576,372	—

ZAR	105,223,000	USD	6,228,445	Standard Chartered Bank	7/20/20	—	(593,681)

ZAR	203,952,000	USD	11,762,032	Standard Chartered Bank	7/20/20	—	(840,262)

USD	975,460	CRC	556,500,000	Citibank, N.A.	7/21/20	—	(239)

USD	975,411	CRC	563,300,000	Citibank, N.A.	7/22/20	—	(12,095)

BRL	38,197,000	USD	9,913,653	Standard Chartered Bank	7/23/20	—	(2,926,284)

USD	9,910,408	BRL	38,197,000	Standard Chartered Bank	7/23/20	2,923,039	—

USD	3,406,470	CNH	24,220,000	Bank of America, N.A.	7/23/20	—	(9,201)

USD	1,950,692	CRC	1,127,500,000	Citibank, N.A.	7/23/20	—	(25,668)

EUR	21,638,913	RSD	2,551,876,957	Citibank, N.A.	7/24/20	—	(33,399)

SEK	90,456,918	USD	8,872,917	Goldman Sachs International	7/24/20	406,344	—

SEK	40,000,000	USD	3,943,493	Goldman Sachs International	7/24/20	159,792	—

EUR	11,430,819	RSD	1,348,379,351	HSBC Bank USA, N.A.	7/27/20	—	(20,042)

USD	1,625,565	CRC	934,700,000	Citibank, N.A.	8/3/20	—	(10,738)

EUR	43,170,753	HUF	15,389,510,000	BNP Paribas	8/4/20	—	(386,026)

HUF	7,202,038,000	EUR	20,337,272	BNP Paribas	8/4/20	33,455	—

HUF	8,187,472,000	EUR	23,146,106	BNP Paribas	8/4/20	9,328	—

USD	1,235,397	CRC	711,700,000	Citibank, N.A.	8/6/20	—	(10,052)

UGX	2,576,770,000	USD	645,807	Citibank, N.A.	8/10/20	14,197	—

USD	664,458	UGX	2,576,770,000	Citibank, N.A.	8/10/20	4,454	—

USD	975,390	CRC	562,800,000	Citibank, N.A.	8/12/20	—	(8,659)

UGX	3,610,435,000	USD	907,829	Standard Chartered Bank	8/14/20	15,989	—

USD	909,422	UGX	3,610,435,000	Standard Chartered Bank	8/14/20	—	(14,395)

OMR	1,946,000	USD	4,989,744	Deutsche Bank AG	8/27/20	—	(7,027)

USD	4,940,466	OMR	1,946,000	Deutsche Bank AG	8/27/20	—	(42,251)

USD	5,830,940	ZAR	103,617,246	Credit Agricole Corporate and Investment Bank	8/31/20	303,220	—

ZAR	103,617,246	USD	5,616,817	Credit Agricole Corporate and Investment Bank	8/31/20	—	(89,098)

USD	3,271,466	ZAR	60,110,000	Bank of America, N.A.	9/3/20	65,615	—

USD	5,031,612	ZAR	92,842,000	Credit Agricole Corporate and Investment Bank	9/3/20	80,062	—

ZAR	60,110,000	USD	3,272,514	Bank of America, N.A.	9/3/20	—	(66,663)

ZAR	92,842,000	USD	5,067,326	Credit Agricole Corporate and Investment Bank	9/3/20	—	(115,775)

USD	5,208,847	CNH	37,000,000	Citibank, N.A.	10/21/20	2,229	—

EGP	95,900,000	USD	5,407,387	Goldman Sachs International	11/12/20	236,661	—

OMR	2,165,000	USD	5,469,934	BNP Paribas	2/16/21	—	(52,749)

USD	5,479,625	OMR	2,165,000	BNP Paribas	2/16/21	62,440	—

USD	11,506,751	TRY	80,289,000	Standard Chartered Bank	2/26/21	1,057,619	—

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	9,205,351	TRY	64,075,000	Standard Chartered Bank	2/26/21	$866,373	$—

USD	9,205,539	TRY	64,092,000	Standard Chartered Bank	2/26/21	864,349	—

USD	5,753,439	TRY	40,237,000	Standard Chartered Bank	2/26/21	516,835	—

USD	1,989,529	TRY	14,440,000	Standard Chartered Bank	2/26/21	110,249	—

USD	4,070,803	TRY	30,870,000	Standard Chartered Bank	2/26/21	53,258	—

USD	22,086	TRY	154,000	Standard Chartered Bank	2/26/21	2,044	—

EGP	75,050,000	USD	4,237,719	Goldman Sachs International	3/8/21	—	(14,809)

EGP	489,295,000	USD	26,999,674	HSBC Bank USA, N.A.	3/8/21	531,956	—

EGP	147,335,000	USD	8,309,927	HSBC Bank USA, N.A.	3/8/21	—	(19,687)

USD	21,908,945	EGP	382,092,000	Goldman Sachs International	3/8/21	409,409	—

USD	21,908,945	EGP	382,092,000	Goldman Sachs International	3/8/21	409,409	—

USD	10,316,284	EGP	179,916,000	Goldman Sachs International	3/8/21	192,779	—

OMR	2,000,000	USD	5,037,783	Standard Chartered Bank	3/10/21	—	(50,022)

USD	46,099,201	OMR	18,170,000	Standard Chartered Bank	3/10/21	785,385	—

USD	8,023,144	BHD	3,039,167	Standard Chartered Bank	3/11/21	—	(19,122)

USD	6,685,631	SAR	25,265,000	Standard Chartered Bank	3/11/21	—	(19,577)

USD	10,723,443	BHD	4,061,000	Standard Chartered Bank	3/16/21	—	(22,390)

USD	23,189,500	OMR	9,138,750	Standard Chartered Bank	3/29/21	463,519	—

USD	23,457,728	AED	86,430,000	BNP Paribas	4/5/21	—	(15,938)

USD	100,000,000	AED	368,410,000	Credit Agricole Corporate and Investment Bank	4/5/21	—	(57,080)

USD	6,889,064	AED	25,380,000	BNP Paribas	4/8/21	—	(3,806)

USD	13,779,125	AED	50,749,895	BNP Paribas	4/8/21	—	(3,870)

USD	77,166,210	AED	284,180,000	Standard Chartered Bank	4/8/21	—	(13,293)

USD	61,323,814	AED	225,892,400	Standard Chartered Bank	4/8/21	—	(25,553)

USD	9,084,659	OMR	3,568,000	BNP Paribas	4/8/21	225,153	—

USD	7,091,855	OMR	2,781,000	Standard Chartered Bank	4/26/21	205,077	—

USD	17,461,490	OMR	6,858,000	Standard Chartered Bank	5/27/21	546,950	—

USD	9,440,346	OMR	3,711,000	BNP Paribas	7/6/21	332,480	—

USD	9,949,641	OMR	3,912,000	Standard Chartered Bank	7/6/21	348,463	—

USD	8,422,392	OMR	3,310,000	BNP Paribas	7/19/21	311,635	—

USD	35,093,372	OMR	13,793,450	Standard Chartered Bank	8/9/21	1,380,920	—

USD	1,085,187	AED	4,000,000	Standard Chartered Bank	1/31/22	2,409	—

USD	78,294,208	AED	288,627,683	Standard Chartered Bank	2/10/22	173,247	—

USD	6,701,464	BHD	2,555,000	Bank of America, N.A.	3/14/22	—	(3,644)

USD	13,371,339	SAR	50,898,000	Standard Chartered Bank	3/14/22	—	(50,858)

USD	32,193,679	SAR	122,510,000	Standard Chartered Bank	3/14/22	—	(113,157)

USD	3,538,199	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/16/22	—	(4,439)

USD	13,404,845	BHD	5,116,000	Standard Chartered Bank	3/16/22	—	(20,442)

USD	3,038,592	BHD	1,171,833	Standard Chartered Bank	3/16/22	—	(36,505)

USD	6,701,258	BHD	2,583,000	Standard Chartered Bank	3/16/22	—	(76,990)

USD	14,866,113	SAR	56,350,000	BNP Paribas	3/24/22	8,811	—

USD	22,298,945	SAR	84,513,000	HSBC Bank USA, N.A.	3/24/22	16,156	—

USD	26,680,048	SAR	101,024,000	Standard Chartered Bank	3/28/22	45,837	—

						$36,720,832	$(14,578,436)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/6/20	COP	37,121,000	Republic of Colombia, 10.00%, 7/24/24	Goldman Sachs International	$9,376,358	$—

5/6/20	COP	31,259,800	Republic of Colombia, 10.00%, 7/24/24	Goldman Sachs International	7,895,883	—

						$—

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	62	Long	6/19/20	$8,997,440	$(135,935)

SPI 200 Index	84	Long	6/18/20	7,487,960	508,788

TOPIX Index	61	Long	6/11/20	8,202,353	345,935

Interest Rate Futures

Euro-Bobl	(131)	Short	6/8/20	(19,516,478)	30,147

Euro-Bund	(53)	Short	6/8/20	(10,130,899)	14,520

Euro-Buxl	(68)	Short	6/8/20	(16,334,295)	550,351

U.S. 2-Year Treasury Note	(151)	Short	6/30/20	(33,284,883)	(457,719)

U.S. 5-Year Treasury Note	(523)	Short	6/30/20	(65,628,328)	(1,692,516)

U.S. 10-Year Treasury Note	(171)	Short	6/19/20	(23,779,688)	(153,140)

U.S. Ultra-Long Treasury Bond	(19)	Short	6/19/20	(4,270,844)	(6,079)

					$(995,648)

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(2,033,961)

EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(2,084,912)

EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(2,080,420)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	$(2,182,685)

EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	4,020,646

EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	4,048,581

EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	4,053,474

EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	4,370,768

EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	521,355

USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	(874,047)

USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(1,277,125)

USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(1,308,297)

USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	(1,312,253)

USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(1,311,399)

							$2,549,725

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CAD	41,210	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	$(1,293,091)	$—	$(1,293,091)

CAD	20,350	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.70% (pays semi-annually)	2/19/25	(642,346)	—	(642,346)

CAD	23,340	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.71% (pays semi-annually)	2/19/25	(741,916)	—	(741,916)

CNY	102,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	817,554	—	817,554

CNY	163,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	1,309,849	—	1,309,849

CNY	408,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	3,264,608	—	3,264,608

CNY	59,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	403,636	—	403,636

CNY	59,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	402,945	—	402,945

CNY	78,906	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	535,873	—	535,873

CNY	118,359	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	807,266	—	807,266

CNY	120,332	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	822,480	—	822,480

CNY	39,453	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	261,756	—	261,756

CNY	77,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	549,603	—	549,603

CNY	147,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	1,042,074	—	1,042,074

CNY	180,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	1,269,020	—	1,269,020

CNY	231,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	1,626,282	—	1,626,282

CNY	42,255	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	365,897	—	365,897

CNY	147,945	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	1,281,093	—	1,281,093

CNY	111,819	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	632,548	—	632,548

CNY	196,330	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	1,101,527	—	1,101,527

EUR	7,400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(338,158)	153,194	(184,964)

EUR	2,800	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	7/23/24	(1,460)	—	(1,460)

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	7,139	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	$82,365	$(3)	$82,362

EUR	2,500	Receives	6-month EURIBOR (pays semi-annually)	(0.45)% (pays annually)	8/26/24	17,966	(3)	17,963

EUR	1,000	Receives	6-month EURIBOR (pays semi-annually)	(0.52)% (pays annually)	8/30/24	11,185	(19)	11,166

EUR	2,500	Receives	6-month EURIBOR (pays semi-annually)	(0.46)% (pays annually)	9/12/24	17,688	—	17,688

EUR	3,813	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(125,362)	40,200	(85,162)

EUR	6,627	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(211,455)	25,405	(186,050)

EUR	6,421	Receives	6-month EURIBOR (pays semi-annually)	(0.05)% (pays annually)	8/6/29	(94,370)	(6)	(94,376)

EUR	7,000	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(81,045)	(7)	(81,052)

EUR	4,728	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	(13,371)	2	(13,369)

EUR	1,847	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(264,719)	—	(264,719)

EUR	454	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(66,509)	—	(66,509)

EUR	1,561	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(227,135)	27	(227,108)

EUR	1,821	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(268,878)	—	(268,878)

EUR	781	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/14/50	(116,801)	—	(116,801)

EUR	3,316	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	(473,454)	(1)	(473,455)

EUR	2,876	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(395,458)	(1)	(395,459)

EUR	4,108	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(518,267)	33	(518,234)

EUR	16,000	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(1,713,981)	4	(1,713,977)

EUR	2,510	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(226,574)	—	(226,574)

GBP	23,102	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(2,595,025)	—	(2,595,025)

GBP	26,040	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(2,926,495)	—	(2,926,495)

MXN	428,165	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	135,257	—	135,257

MXN	884,875	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	258,326	—	258,326

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	428,165	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	$ 93,137	$ —	$ 93,137

MXN	1,338,015	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	337,327	—	337,327

MXN	279,022	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	41,130	—	41,130

MXN	428,163	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	76,925	—	76,925

MXN	428,165	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	58,259	—	58,259

MXN	493,526	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.03% (pays monthly)	4/26/22	32,831	—	32,831

MXN	2,151,774	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.00% (pays monthly)	4/26/22	101,954	—	101,954

NZD	16,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(2,082,562)	—	(2,082,562)

NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(4,807,128)	—	(4,807,128)

NZD	13,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(1,327,750)	—	(1,327,750)

NZD	37,070	Receives	3-month NZD Bank Bill (pays quarterly)	1.03% (pays semi-annually)	4/15/30	(555,295)	—	(555,295)

SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	859,179	—	859,179

SGD	9,469	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	235,922	—	235,922

SGD	10,653	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	270,461	—	270,461

SGD	10,889	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	270,442	—	270,442

SGD	14,570	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	193,331	—	193,331

SGD	24,900	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	312,998	—	312,998

SGD	72,840	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	948,706	—	948,706

USD	3,700	Receives	3-month USD-LIBOR (pays quarterly)	0.52% (pays semi-annually)	3/19/23	(15,711)	—	(15,711)

USD	4,525	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	3/31/23	(10,419)	—	(10,419)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	4,530	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	3/31/23	$(10,228)	$—	$(10,228)

USD	665	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/1/23	(1,185)	—	(1,185)

USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/1/23	(1,709)	—	(1,709)

USD	5,400	Receives	3-month USD-LIBOR (pays quarterly)	0.47% (pays semi-annually)	4/1/23	(9,784)	—	(9,784)

USD	2,325	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/2/23	(3,950)	—	(3,950)

USD	374	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/3/23	(640)	—	(640)

USD	2,300	Receives	3-month USD-LIBOR (pays quarterly)	0.47% (pays semi-annually)	4/3/23	(4,175)	—	(4,175)

USD	1,688	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(120,725)	—	(120,725)

USD	5,290	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(409,453)	—	(409,453)

USD	186	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	(11,196)	—	(11,196)

USD	885	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(56,989)	—	(56,989)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	(22,197)	—	(22,197)

USD	750	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(31,960)	—	(31,960)

USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	11/7/24	(89,591)	—	(89,591)

USD	836	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/27/24	(46,453)	—	(46,453)

USD	3,880	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(228,582)	—	(228,582)

USD	4,760	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(282,598)	—	(282,598)

USD	775	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(42,056)	—	(42,056)

USD	2,344	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(124,859)	—	(124,859)

USD	4,650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(217,291)	—	(217,291)

USD	780	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(38,576)	—	(38,576)

USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(52,049)	—	(52,049)

USD	740	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(13,910)	—	(13,910)

USD	14,720	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	197,598	—	197,598

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)			Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	2,750		Receives	3-month USD-LIBOR (pays quarterly)	0.61% (pays semi-annually)	3/24/25	$(22,944)	$—	$(22,944)

USD	2,700		Receives	3-month USD-LIBOR (pays quarterly)	0.56% (pays semi-annually)	3/25/25	(15,616)	—	(15,616)

USD	3,300		Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	3/30/25	(23,820)	—	(23,820)

USD	3,000		Receives	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	4/15/25	(19,744)	—	(19,744)

USD	1,940		Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	4/30/25	(392)	—	(392)

USD	33,064		Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(2,802,728)	—	(2,802,728)

USD	32,860		Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	684,547	—	684,547

USD	3,277		Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	3/27/30	(31,024)	—	(31,024)

USD	2,373		Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	3/30/30	(20,622)	—	(20,622)

USD	1,886		Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	4/15/30	(25,027)	—	(25,027)

USD	7,530		Receives	3-month USD-LIBOR (pays quarterly)	0.63% (pays semi-annually)	4/27/30	19,331	—	19,331

USD	3,850		Receives	3-month USD-LIBOR (pays quarterly)	0.68% (pays semi-annually)	4/29/30	(9,000)	—	(9,000)

USD	0	(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	(57)	12	(45)

USD	8,500		Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	(3,882,115)	1,446,693	(2,435,422)

USD	8,500		Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	3,882,180	(1,597,238)	2,284,942

USD	1,062		Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(242,228)	—	(242,228)

USD	1,226		Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(276,077)	—	(276,077)

USD	1,700		Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(357,195)	—	(357,195)

USD	600		Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	(109,297)	—	(109,297)

USD	300		Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	9/3/49	(58,012)	—	(58,012)

USD	3,590		Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(763,578)	—	(763,578)

USD	2,390		Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(539,833)	—	(539,833)

USD	550		Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	9/13/49	(140,042)	—	(140,042)

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	$(180,911)	$—	$(180,911)

USD	1,085	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(328,177)	—	(328,177)

USD	4,700	Receives	3-month USD-LIBOR (pays quarterly)	1.91% (pays semi-annually)	11/18/49	(1,342,394)	—	(1,342,394)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	11/22/49	(26,060)	—	(26,060)

USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.83% (pays semi-annually)	11/22/49	(398,142)	—	(398,142)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/25/49	(26,916)	—	(26,916)

USD	450	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	(121,181)	—	(121,181)

USD	3,150	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	(848,264)	—	(848,264)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/26/49	(26,684)	—	(26,684)

USD	568	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(146,042)	—	(146,042)

USD	4,060	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(1,049,092)	—	(1,049,092)

USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(227,541)	—	(227,541)

USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	12/12/49	(226,673)	—	(226,673)

USD	1,063	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(301,398)	—	(301,398)

USD	466	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(137,029)	—	(137,029)

USD	2,805	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(165,606)	—	(165,606)

USD	2,805	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(197,500)	—	(197,500)

USD	4,680	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	150,756	—	150,756

USD	3,430	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	4/29/50	11,300	—	11,300

Total						$(13,248,740)	$68,292	$(13,180,448)

(1)	Notional amount is less than USD 500.

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	RUB	2,864,900	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	$1,060,819

							$1,060,819

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Investment Grade Index (CDX.NA.IG.34.V1)	$69,675	1.00% (pays quarterly)(1)	6/20/25	0.87%	$525,187	$969,678	$1,494,865

South Africa	3,290	1.00% (pays quarterly)(1)	6/20/21	3.19	(77,698)	112,354	34,656

Turkey	16,540	1.00% (pays quarterly)(1)	6/20/21	5.62	(828,268)	952,507	124,239

Total	$89,505				$(380,779)	$2,034,539	$1,653,760

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$54,309	1.00% (pays quarterly)(1)	6/20/25	$5,278,880	$(5,849,180)	$(570,300)

Malaysia	98,728	1.00% (pays quarterly)(1)	6/20/25	258,961	(694,202)	(435,241)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	3,000	1.00% (pays quarterly)(1)	6/20/24	285,184	(72,708)	212,476

Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(233,831)	3,347	(230,484)

Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	24,437	83,266	107,703

Qatar	8,250	1.00% (pays quarterly)(1)	6/20/25	91,405	(318,656)	(227,251)

Russia	73,003	1.00% (pays quarterly)(1)	6/20/25	2,326,656	(6,483,333)	(4,156,677)

Saudi Arabia	42,800	1.00% (pays quarterly)(1)	6/20/25	1,394,423	(2,479,200)	(1,084,777)

South Africa	32,140	1.00% (pays quarterly)(1)	9/20/22	1,910,669	232,580	2,143,249

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Turkey	$79,208	1.00% (pays quarterly)(1)	6/20/25	$16,129,393	$(16,532,742)	$(403,349)

Total				$27,466,177	$(32,110,828)	$(4,644,651)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Greece	Bank of America, N.A.	$38,714	1.00% (pays quarterly)(1)	6/20/25	2.54%	$(2,792,725)	$2,079,517	$(713,208)

Greece	Citibank, N.A.	15,486	1.00% (pays quarterly)(1)	6/20/25	2.54	(1,117,119)	838,704	(278,415)

Total		$54,200				$(3,909,844)	$2,918,221	$(991,623)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Croatia	Citibank, N.A.	$167	1.00% (pays quarterly)(1)	6/20/20	$(402)	$(330)	$(732)

Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(2,401)	(2,022)	(4,423)

Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(4,081)	(3,450)	(7,531)

Dubai	Bank of America, N.A.	1,543	1.00% (pays quarterly)(1)	12/20/24	121,455	(20,345)	101,110

Dubai	Barclays Bank PLC	5,061	1.00% (pays quarterly)(1)	12/20/24	398,368	(78,021)	320,347

Dubai	Barclays Bank PLC	6,748	1.00% (pays quarterly)(1)	12/20/24	531,329	(104,117)	427,212

Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	184	(80)	104

Egypt	Citibank, N.A.	4,550	1.00% (pays quarterly)(1)	6/20/20	16,773	(6,907)	9,866

Egypt	Goldman Sachs International	4,550	1.00% (pays quarterly)(1)	6/20/20	16,773	(3,134)	13,639

Egypt	Goldman Sachs International	4,600	1.00% (pays quarterly)(1)	6/20/20	16,957	(3,168)	13,789

Egypt	Goldman Sachs International	5,100	1.00% (pays quarterly)(1)	6/20/20	18,800	(3,513)	15,287

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Oman	Bank of America, N.A.	$20,851	1.00% (pays quarterly)(1)	6/20/22	$2,279,042	$(444,936)	$1,834,106

Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	2,332,437	(473,985)	1,858,452

Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(39)	(16)	(55)

Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(6,493)	(5,004)	(11,497)

Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(38,100)	(19,972)	(58,072)

Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	7,294	(4,599)	2,695

Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	18,680	1,161	19,841

Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	58,156	14,472	72,628

South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	957,118	(288,005)	669,113

South Africa	Bank of America, N.A.	19,900	1.00% (pays quarterly)(1)	9/20/22	1,183,022	(469,103)	713,919

South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	1,238,309	(390,264)	848,045

South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	1,740,647	(495,341)	1,245,306

South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	635,503	(243,754)	391,749

South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	537,429	(205,457)	331,972

South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	3,922,403	(1,985,621)	1,936,782

South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	489,059	(179,545)	309,514

South Africa	HSBC Bank USA, N.A.	23,540	1.00% (pays quarterly)(1)	6/20/29	5,814,058	(2,718,599)	3,095,459

South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	473,516	(178,155)	295,361

Ukraine	Barclays Bank PLC	35,369	5.00% (pays quarterly)(1)	6/20/25	2,262,801	(5,974,891)	(3,712,090)

Ukraine	JPMorgan Chase Bank, N.A.	20,000	5.00% (pays quarterly)(1)	12/20/24	1,180,298	745,395	1,925,693

Total					$26,198,895	$(13,541,306)	$12,657,589

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $143,705,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	USD	43,700	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	5/28/20	$1,595,110

Citibank, N.A.	USD	37,300	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	5/28/20	1,381,557

Citibank, N.A.	USD	34,000	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	5/28/20	1,330,662

JPMorgan Chase Bank, N.A.	CNY	28,934	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 10.00% on $4,086,187 (pays quarterly)	7/17/20	43,624

UBS AG	CNY	30,292	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on $4,350,255 (pays quarterly)	5/12/20	28,204

						$4,379,157

Abbreviations:

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

MXN	–	Mexican Peso

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

TWD	–	New Taiwan Dollar

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

ZAR	–	South African Rand

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $2,397,835,376)	$2,236,019,161

Affiliated investment, at value (identified cost, $694,864,525)	694,904,361

Cash	147,670,250

Deposits for derivatives collateral —

Futures contracts	1,325,695

Centrally cleared derivatives	98,123,047

OTC derivatives	16,927,000

Foreign currency, at value (identified cost, $18,479,111)	18,583,734

Interest and dividends receivable	36,822,686

Dividends receivable from affiliated investment	330,321

Receivable for investments sold	18,469,756

Receivable for open forward foreign currency exchange contracts	36,720,832

Receivable for open swap contracts	21,891,965

Upfront payments on open non-centrally cleared swap contracts	14,302,334

Receivable for closed swap contracts	4,213,146

Total assets	$3,346,304,288

Liabilities

Cash collateral due to brokers	$16,927,000

Payable for investments purchased	167,201,483

Payable for securities sold short, at value (proceeds, $12,025,557)	8,902,974

Payable for variation margin on open futures contracts	562,782

Payable for variation margin on open centrally cleared derivatives	966,739

Payable for open forward foreign currency exchange contracts	14,578,436

Payable for open swap contracts	4,786,023

Upfront receipts on open non-centrally cleared swap contracts	3,679,249

Payable to affiliates:

Investment adviser fee	1,439,944

Trustees’ fees	9,223

Accrued foreign capital gains taxes	38,531

Accrued expenses	3,892,819

Total liabilities	$222,985,203

Net Assets applicable to investors’ interest in Portfolio	$3,123,319,085

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest (net of foreign taxes, $3,484,334)	$91,785,373

Dividends (net of foreign taxes, $66,525)	626,697

Dividends from affiliated investment	4,819,611

Total investment income	$97,231,681

Expenses

Investment adviser fee	$9,506,395

Trustees’ fees and expenses	54,250

Custodian fee	1,844,031

Legal and accounting services	81,499

Interest expense and fees	55,169

Dividend expense on securities sold short	115,820

Miscellaneous	51,620

Total expenses	$11,708,784

Net investment income	$85,522,897

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $655,494)	$(57,900,291)

Investment transactions — affiliated investment	2,068

Futures contracts	16,313,896

Swap contracts	6,284,553

Foreign currency transactions	(4,796,889)

Forward foreign currency exchange contracts	27,917,847

Net realized loss	$(12,178,816)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $114,324)	$(225,662,732)

Investments — affiliated investment	(18,628)

Securities sold short	3,122,583

Futures contracts	(3,760,987)

Swap contracts	47,786,260

Foreign currency	1,170,703

Forward foreign currency exchange contracts	61,666,857

Net change in unrealized appreciation (depreciation)	$(115,695,944)

Net realized and unrealized loss	$(127,874,760)

Net decrease in net assets from operations	$(42,351,863)

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$85,522,897	$214,359,937

Net realized loss	(12,178,816)	(116,195,606)

Net change in unrealized appreciation (depreciation)	(115,695,944)	141,778,557

Net increase (decrease) in net assets from operations	$(42,351,863)	$239,942,888

Capital transactions —

Contributions	$73,987,161	$146,704,921

Withdrawals	(468,042,996)	(1,691,439,864)

Net decrease in net assets from capital transactions	$(394,055,835)	$(1,544,734,943)

Net decrease in net assets	$(436,407,698)	$(1,304,792,055)

Net Assets

At beginning of period	$3,559,726,783	$4,864,518,838

At end of period	$3,123,319,085	$3,559,726,783

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	0.68	%(3)	0.65%	0.70%	0.64%	0.64%		0.67%

Net investment income	4.99	%(3)	5.41%	4.64%	4.14%	4.54%		4.37%

Portfolio Turnover	41	%(4)	61%	78%	74%	65%		66%

Total Return	(1.11	)%(4)	6.56%	(2.60)%	3.93%	5.06	%(5)	1.99%

Net assets, end of period (000’s omitted)	$3,123,319		$3,559,727	$4,864,519	$5,484,065	$5,412,097		$4,751,608

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.01%, 0.04%, 0.03%, 0.03% and 0.03% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(3)	Annualized.

(4)	Not annualized.

(5)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Global Macro Absolute Return Fund held an interest of 99.9%, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2020 were $35,845,687 or 1.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

51

Global Macro Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

52

Global Macro Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the

53

Global Macro Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the

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cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $9,506,395 or 0.55% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$889,332,644	$1,122,906,967

U.S. Government and Agency Securities	38,771,077	31,067,820

	$928,103,721	$1,153,974,787

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4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,296,241,058

Gross unrealized appreciation	$110,369,558

Gross unrealized depreciation	(390,934,308)

Net unrealized depreciation	$(280,564,750)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Consolidated Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $18,539,796. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $286,986 at April 30, 2020.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

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The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2020. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price		Foreign Exchange	Interest Rate		Total

Unaffiliated investments, at value	$—	$—	$—		$37	$—		$37

Not applicable	—	28,225,195 *	854,723	*	49,797,245 *	43,404,954	*	122,282,117

Receivable for open forward foreign currency exchange contracts	—	—	—		36,720,832	—		36,720,832

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	4,307,329	26,250,411	71,828		—	1,060,819		31,690,387

Total Asset Derivatives	$4,307,329	$54,475,606	$926,551		$86,518,114	$44,465,773		$190,693,373

Derivatives not subject to master netting or similar agreements	$—	$28,225,195	$854,723		$49,797,245	$43,404,954		$122,282,117

Total Asset Derivatives subject to master netting or similar agreements	$4,307,329	$26,250,411	$71,828		$36,720,869	$1,060,819		$68,411,256

Not applicable	$—	$(1,139,797)*	$(135,935	)*	$(20,521,465)*	$(55,818,405	)*	$(77,615,602)

Payable for open forward foreign currency exchange contracts	—	—	—		(14,578,436)	—		(14,578,436)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	(3,961,360)	—		—	—		(3,961,360)

Total Liability Derivatives	$—	$(5,101,157)	$(135,935)		$(35,099,901)	$(55,818,405)		$(96,155,398)

Derivatives not subject to master netting or similar agreements	$—	$(1,139,797)	$(135,935)		$(20,521,465)	$(55,818,405)		$(77,615,602)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(3,961,360)	$—		$(14,578,436)	$—		$(18,539,796)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$12,647,427	$(2,892,674)	$(8,330,831)	$—	$1,423,922	$—

Barclays Bank PLC	929,697	—	—	(929,697)	—	3,891,000

BNP Paribas	2,293,585	(2,286,482)	—	(7,103)	—	610,000

Citibank, N.A.	6,064,715	(1,663,507)	—	(3,965,000)	436,208	3,965,000

Credit Agricole Corporate and Investment Bank	589,649	(458,361)	—	(131,288)	—	171,000

Goldman Sachs International	10,420,680	(581,094)	(8,986,472)	(853,114)	—	930,000

HSBC Bank USA, N.A.	6,852,786	(39,729)	(6,813,057)	—	—	—

JPMorgan Chase Bank, N.A.	1,628,769	(556,869)	—	(1,071,900)	—	1,650,000

Morgan Stanley & Co. International PLC	576,608	—	(527,066)	—	49,542	—

Nomura International PLC	531,672	—	—	(530,000)	1,672	530,000

Societe Generale	1,454,968	—	(1,180,030)	(190,000)	84,938	190,000

Standard Chartered Bank	24,109,314	(9,502,781)	—	(4,990,000)	9,616,533	4,990,000

UBS AG	311,386	(311,386)	—	—	—	—

	$68,411,256	$(18,292,883)	$(25,837,456)	$(12,668,102)	$11,612,815	$16,927,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(2,892,674)	$2,892,674	$—	$—	$—	$—

BNP Paribas	(2,286,482)	2,286,482	—	—	—	—

Citibank, N.A.	(1,663,507)	1,663,507	—	—	—	—

Credit Agricole Corporate and Investment Bank	(458,361)	458,361	—	—	—	—

Deutsche Bank AG	(49,278)	—	—	—	(49,278)	—

Goldman Sachs International	(581,094)	581,094	—	—	—	—

HSBC Bank USA, N.A.	(39,729)	39,729	—	—	—	—

ICBC Standard Bank plc	(130,765)	—	—	—	(130,765)	—

JPMorgan Chase Bank, N.A.	(556,869)	556,869	—	—	—	—

Standard Chartered Bank	(9,502,781)	9,502,781	—	—	—	—

UBS AG	(378,256)	311,386	66,870	—	—	—

	$(18,539,796)	$18,292,883	$66,870	$—	$(180,043)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$16,927,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$(3,445,231)	$—	$2,555,819	$(889,412)

Futures contracts	17,682,506	—	(929,188)	—	(439,422)	16,313,896

Swap contracts	7,430,340	31,669,342	2,160,719	—	(34,975,848)	6,284,553

Forward foreign currency exchange contracts	—	—	—	27,917,847	—	27,917,847

Total	$25,112,846	$31,669,342	$(2,213,700)	$27,917,847	$(32,859,451)	$49,626,884

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$2,586,006	$(169,408)	$(3,052,461)	$(635,863)

Futures contracts	90,836	—	(691,850)	—	(3,159,973)	(3,760,987)

Swap contracts	3,640,824	15,121,080	(152,064)	—	29,176,420	47,786,260

Forward foreign currency exchange contracts	—	—	—	61,666,857	—	61,666,857

Total	$3,731,660	$15,121,080	$1,742,092	$61,497,449	$22,963,986	$105,056,267

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$54,410,000	$221,037,000	$4,413,234,000	$2,467,000	$60,905,000	$3,026,699,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased options contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately $36,740,000 and 205 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

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7  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $694,904,361, which represents 22.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$559,146,895	$1,140,773,760	$(1,004,999,734)	$2,068	$(18,628)	$694,904,361	$4,819,611	694,904,361

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Foreign Government Bonds	$—	$1,559,960,087		$—	$1,559,960,087

Foreign Corporate Bonds	—	76,972,953		7,718,817	84,691,770

Senior Floating-Rate Loans	—	—		1,140,625	1,140,625

Sovereign Loans	—	83,273,936		—	83,273,936

Asset-Backed Securities	—	26,245,437		—	26,245,437

Collateralized Mortgage Obligations	—	80,738,694		—	80,738,694

Mortgage Pass-Throughs	—	87,111,759		—	87,111,759

U.S. Treasury Obligations	—	1,591,523		—	1,591,523

U.S. Government Guaranteed Small Business Administration Loans	—	23,219,066		—	23,219,066

Common Stocks	—	65,447,422	**	—	65,447,422

Short-Term Investments —

Foreign Government Securities	—	17,266,742		—	17,266,742

U.S. Treasury Obligations	—	204,862,173		—	204,862,173

Repurchase Agreements	—	469,890		—	469,890

Other	—	694,904,361		—	694,904,361

Purchased Currency Options	—	37		—	37

Total Investments	$—	$2,922,064,080		$8,859,442	$2,930,923,522

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Asset Description	Level 1	Level 2	Level 3*	Total

Forward Foreign Currency Exchange Contracts	$—	$86,518,077	$—	$86,518,077

Futures Contracts	595,018	854,723	—	1,449,741

Swap Contracts	—	102,725,518	—	102,725,518

Total	$595,018	$3,112,162,398	$8,859,442	$3,121,616,858

Liability Description

Securities Sold Short	$—	$(8,902,974)	$—	$(8,902,974)

Forward Foreign Currency Exchange Contracts	—	(35,099,901)	—	(35,099,901)

Futures Contracts	(2,445,389)	—	—	(2,445,389)

Swap Contracts	—	(58,610,108)	—	(58,610,108)

Total	$(2,445,389)	$(102,612,983)	$—	$(105,058,372)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

61

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

62

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Macro Absolute Return Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

63

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

64

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

65

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

66

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

67

This Page Intentionally Left Blank

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020